Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Location [Line Items]
LICAT Ratio	100.00%
Equity	$ 25,862	$ 24,508
Capital	$ 30,843	28,246
Sun Life Assurance
Entity Location [Line Items]
LICAT Ratio	127.00%
Subordinated Debt
Entity Location [Line Items]
Borrowings	$ 4,781	3,538
Sun Life ExchangEable Capital Securities
Entity Location [Line Items]
Borrowings	200	200
Participating policyholders
Entity Location [Line Items]
Equity	1,368	1,091	$ 864
Non-controlling interests’ equity
Entity Location [Line Items]
Equity	25	19	0
Preferred shares | Shares
Entity Location [Line Items]
Equity	2,257	2,257	2,257
Common shares
Entity Location [Line Items]
Equity	22,212	21,141
Common shares | Shares
Entity Location [Line Items]
Equity	$ 8,262	$ 8,289	$ 8,419
Bottom of range
Entity Location [Line Items]
LICAT Ratio	90.00%